Annual Total Returns - BlackRock CoreAlpha Bond Fund (Class K Shares) [BarChart] - Class K - BlackRock CoreAlpha Bond Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	8.32%
Annual Return 2012	4.90%
Annual Return 2013	(2.44%)
Annual Return 2014	6.59%
Annual Return 2015	0.55%
Annual Return 2016	2.45%
Annual Return 2017	4.14%
Annual Return 2018	(0.14%)
Annual Return 2019	9.78%
Annual Return 2020	8.93%